Other current financial assets (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of financial assets [abstract]
Schedule of Other Current Financial Assets

(CHF in millions)	6/30/2024	12/31/2023

Credit cards	18.7	16.4
Deposits	13.9	14.6
Other current financial assets	5.6	3.2
Other current financial assets at amortized cost	38.2	34.2
Other current financial assets at fair value through profit and loss	—	—
Other current financial assets	38.2	34.2